Acquisitions - Goodwill (Details) - Metallix R in Millions	Sep. 04, 2025 ZAR (R)
Disclosure of detailed information about business combination [line items]
Consideration paid	R 2,277
Fair value of identifiable net assets acquired	(2,268)
Goodwill	R 9